UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: One Vine Street

         London, United Kingdom  W1J 0AH

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     May 06, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $2,618,487 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102   139579  2608127 SH       SOLE                  2031117   173239   403771
AMDOCS LTD                     ORD              G02602103   155603  5242613 SH       SOLE                  4086836   348959   806818
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    52966  1067347 SH       SOLE                   832205    71295   163847
AUTODESK INC                   COM              052769106    13180   448000 SH       SOLE                   448000        0        0
BARD C R INC                   COM              067383109   105455  1235088 SH       SOLE                   963431    82463   189194
BECTON DICKINSON & CO          COM              075887109   201018  2590243 SH       SOLE                  2020187   172923   397133
BLACKBAUD INC                  COM              09227Q100    58342  2349222 SH       SOLE                  1833624   155610   359988
CITRIX SYS INC                 COM              177376100    76126  1626779 SH       SOLE                  1265179   108131   253469
DEERE & CO                     COM              244199105    97830  1669125 SH       SOLE                  1301833   111701   255591
EBAY INC                       COM              278642103    55966  2106651 SH       SOLE                  1642580   140697   323374
ECOLAB INC                     COM              278865100    78131  1803450 SH       SOLE                  1405083   119876   278491
GREENHILL & CO INC             COM              395259104    85453  1056052 SH       SOLE                   823484    70729   161839
JONES LANG LASALLE INC         COM              48020Q107   103427  1439808 SH       SOLE                  1118249    97841   223718
MILLIPORE CORP                 COM              601073109    89636   861096 SH       SOLE                   670509    57359   133228
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    41433  1154286 SH       SOLE                   897089    77988   179209
NALCO HOLDING COMPANY          COM              62985Q101    53391  2226119 SH       SOLE                  1735754   148670   341695
NORTHERN TR CORP               COM              665859104   212661  3904562 SH       SOLE                  3067989   262891   573682
PAYCHEX INC                    COM              704326107    79000  2610379 SH       SOLE                  2030136   173513   406730
PLUM CREEK TIMBER CO INC       COM              729251108   159518  4152457 SH       SOLE                  3482793   247594   422070
QUALCOMM INC                   COM              747525103    85104  2055995 SH       SOLE                  1599725   136428   319842
QUANTA SVCS INC                COM              74762E102   125432  6630708 SH       SOLE                  5318409   392965   919334
SCHEIN HENRY INC               COM              806407102    55768   960507 SH       SOLE                   747955    63900   148652
SOLERA HOLDINGS INC            COM              83421A104    50029  1313079 SH       SOLE                  1022566    87143   203370
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     3670    47750 SH       SOLE                        0    31000    16750
STRAYER ED INC                 COM              863236105    88944   370535 SH       SOLE                   288893    24830    56812
VARIAN MED SYS INC             COM              92220P105   200187  3670342 SH       SOLE                  2863298   244987   562057
VCA ANTECH INC                 COM              918194101    48906  1770161 SH       SOLE                  1379022   119250   271889
VERISK ANALYTICS INC           CL A             92345Y106    44663  1606660 SH       SOLE                  1251143   106642   248875
WATERS CORP                    COM              941848103    57069   857187 SH       SOLE                   668167    57379   131641